DEBT - Long-term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Aug. 10, 2020	Dec. 28, 2019	Nov. 01, 2018	Oct. 31, 2018	Jun. 14, 2018
Debt
Total	$ 311,853		$ 163,850
Less current portion	(100)		(2,816)
Less debt issuance costs	(146)		(167)
Long-term portion	311,607		160,867
Finance Leases and Foreign Affiliate Debt
Debt
Total	138		174
Senior Notes | Series 2020 E Senior Notes
Debt
Total	$ 50,000
Interest rate (in hundredths)	3.04%	3.04%
Senior Notes | Series 2020 F Senior Notes
Debt
Total	$ 50,000
Interest rate (in hundredths)	3.08%	3.08%
Senior Notes | Series 2020 G Senior Notes
Debt
Total	$ 50,000
Interest rate (in hundredths)	3.15%	3.15%
Senior Notes | Series 2018 C Senior Notes
Debt
Total	$ 40,000		$ 40,000
Interest rate (in hundredths)	4.20%		4.20%			4.20%
Senior Notes | Series 2018 D Senior Notes
Debt
Total	$ 35,000		$ 35,000
Interest rate (in hundredths)	4.27%		4.27%			4.27%
Senior Notes | Series 2012 Senior Notes Tranche A
Debt
Total	$ 35,000		$ 35,000
Interest rate (in hundredths)	3.89%		3.89%
Senior Notes | Series 2012 Senior Notes Tranche B
Debt
Total	$ 40,000		$ 40,000
Interest rate (in hundredths)	3.98%		3.98%
Revolving Credit Facility
Debt
Maximum borrowing capacity	$ 375,000			$ 375,000	$ 295,000
Interest rate at period end (in hundredths)			2.54%
Revolving Credit Facility | Domestic and Foreign Borrowings
Debt
Total	4,700		$ 4,000
Revolving Credit Facility | Foreign Affiliate Debt
Debt
Total	$ 4,715		$ 3,976
Interest rate at period end (in hundredths)	1.125%		1.88%
Corporate Debt Securities | Series 1999 Industrial Development Revenue Bonds
Debt
Total	$ 3,300		$ 3,300
Interest rate at period end (in hundredths)	0.20%		1.14%
Corporate Debt Securities | Series 2000 Industrial Development Revenue Bonds
Debt
Total			$ 2,700
Interest rate at period end (in hundredths)			1.57%
Corporate Debt Securities | Series 2002 Industrial Development Revenue Bonds
Debt
Total	$ 3,700		$ 3,700
Interest rate at period end (in hundredths)	0.22%		1.79%